UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3632

DWS Tax Free Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 08/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2006 (Unaudited)

DWS Intermediate Tax/AMT Free Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 98.8%
Alabama 0.6%
Birmingham, AL, Special Care Facilities Financing Authority Revenue, Methodist Home for Aging, 5.0%, 3/1/2014, Colonial Bank (a)	3,250,000	3,317,210
Lauderdale & Florence Counties, AL, Public Hospital Board Revenue, ETM, 7.0%, 7/1/2007	40,000	41,129
West Jefferson, AL, Amusement & Public Park Authority, Visionland Alabama Project, Prerefunded, 7.5%, 12/1/2008	395,000	404,630

		3,762,969
Alaska 0.5%
Anchorage, AK, General Obligation:
Series A, 5.5%, 6/1/2017 (b)	3,035,000	3,326,148
Series B, Prerefunded, 5.875%, 12/1/2014 (b)	365,000	397,401

		3,723,549
Arizona 1.6%
Arizona, Health Facilities, Authority Hospital System Revenue, ETM, 6.25%, 9/1/2011 (b)	180,000	186,412
Arizona, School District General Obligation, School Facilities Board Revenue:
Series B, 5.25%, 9/1/2017 (b)	2,500,000	2,738,350
5.5%, 7/1/2014	4,000,000	4,333,280
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019 (b)	3,590,000	4,134,064

		11,392,106
Arkansas 0.0%
Drew County, AR, Public Facilities Board, Single Family Mortgage, Series A-2, 7.9%, 8/1/2011	27,562	27,635
Jefferson County, AR, Health Care Facilities, 1978 Conventional Series, ETM, 7.4%, 12/1/2010 (b)	110,000	122,605
Stuttgart, AR, Public Facilities Board, Single Family Mortgage, Series B, 7.75%, 9/1/2011	20,185	20,529

		170,769
California 14.9%
California, Department of Water Resources Power Supply Revenue, Series A, 5.5%, 5/1/2015 (b)	10,000,000	11,040,200
California, Electric Revenue, Department of Water Resources and Power Supply, Series A, 5.875%, 5/1/2016	7,000,000	7,889,560
California, General Obligation, Economic Recovery, Series A, 5.25%, 7/1/2014 (b)	10,000,000	11,070,300
California, Infrastructure & Economic Development Bank Revenue, Clean Water, State Revolving Fund, 5.0%, 10/1/2017	6,735,000	7,171,967
California, Infrastructure & Economic Development Bank Revenue, Workers Compensation Relief Fund, Series A, 5.0%, 10/1/2015 (b)	7,000,000	7,560,000
California, State General Obligation:
5.0%, 2/1/2012	625,000	641,856
5.0%, 2/1/2013	550,000	583,732
5.0%, 10/1/2016	3,000,000	3,170,760
5.25%, 2/1/2018	5,000,000	5,410,000
6.0%, 4/1/2018	1,700,000	2,003,161
6.3%, 9/1/2011	250,000	279,788
6.75%, 8/1/2011	200,000	227,310
7.2%, 5/1/2008	50,000	52,909
California, Water & Sewer Revenue, Series Y, 5.25%, 12/1/2016 (b)	3,000,000	3,273,090
Emeryville, CA, Redevelopment Agency, Residential Mortgage, ETM, 7.5%, 9/1/2011	90,000	97,068

Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency, Series A, ETM, 7.05%, 1/1/2009	7,275,000	7,859,401
Fresno, CA, Multi-Family Housing Revenue, Woodlands Apartments Project, Series A, 6.65%, 5/20/2008	150,000	152,634
Los Angeles, CA, Community Redevelopment Agency, Angelus Plaza Project, Series A, 7.4%, 6/15/2010	1,425,000	1,493,756
Los Angeles, CA, General Obligation:
Series A, 5.0%, 9/1/2019 (b)	6,340,000	6,839,085
Series A, 5.0%, 9/1/2020 (b)	5,915,000	6,356,082
Los Angeles, CA, School District General Obligation, 5.5%, 7/1/2015 (b)	4,000,000	4,432,280
San Bernardino, CA, State General Obligation, City Unified School District, 5.0%, 8/1/2016 (b)	2,615,000	2,836,464
San Diego County, CA, Certificates of Participation, Edgemoor Project & Regional System, 5.0%, 2/1/2017 (b)	2,335,000	2,514,935
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue, Series A, Zero Coupon, 1/15/2012 (b)	825,000	675,724
San Mateo, CA, State General Obligation, Union High School District, 5.0%, 9/1/2016 (b)	2,150,000	2,331,481
South Orange County, CA, Public Finance Authority, Special Tax Revenue, Foothill Area, Series A, 5.25%, 8/15/2016 (b)	6,260,000	6,883,934
Southern California, Metropolitan Water District, Waterworks Revenue, Series B, 3.26% *, 7/1/2028	500,000	500,000
Turlock, CA, Public Financing Authority Revenue, 5.25%, 9/1/2015	35,000	36,251

		103,383,728
Colorado 1.9%
Aurora, CO, Centretech Metropolitan District, Series C, 4.875%, 12/1/2028, BNP Paribas (a)	1,280,000	1,300,903
Aurora, CO, Single Family Mortgage Revenue, Series A, 7.3%, 5/1/2010	15,000	15,292
Boulder County, CO, Community Hospital Project Revenue, ETM, 7.0%, 7/1/2009	90,000	94,651
Colorado, Health Facilities Authority Revenue, Weld County General Hospital Project, ETM, 9.375%, 7/1/2009	80,000	87,434
Colorado, Housing Finance Authority, Multi-Family Insured Mortgage, Series C-3, 5.7%, 10/1/2021	425,000	425,429
Colorado, Housing Finance Authority, Single Family Program:
Series A-3, 6.5%, 5/1/2016	85,000	87,942
Series B-3, 6.55%, 5/1/2025	99,000	100,655
Colorado, Transportation/Tolls Revenue, Regional Transportation District Sales Tax, Series B, 5.5%, 11/1/2016 (b)	5,000,000	5,506,950
Denver City & County, CO, Single Family Mortgage Revenue Home, Metro Mayors Caucus, Series C, 5.0%, 11/1/2015	10,000	10,054
Interlocken Metropolitan District, CO, General Obligation, Series A, 5.75%, 12/15/2019 (b)	2,200,000	2,339,172
Jefferson County, CO, General Obligation, School District No. R-001, 5.0%, 12/15/2016 (b)	3,000,000	3,239,580

		13,208,062
Connecticut 1.4%
Connecticut, Hospital & Healthcare Revenue, Windham Community Memorial Hospital, Series C, 5.75%, 7/1/2011	1,700,000	1,712,189
Connecticut, State General Obligation:
Series C, 5.0%, 6/1/2017 (b)	3,170,000	3,460,340
Series A, 5.375%, 4/15/2016	4,000,000	4,355,120

		9,527,649
Delaware 0.0%
Delaware, Economic Development Authority, Peninsula United, Series A, 6.0%, 5/1/2009	35,000	35,944
District of Columbia 0.6%
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 6.0%, 10/1/2013 (b)	3,630,000	4,128,254
Florida 1.5%
Broward County, FL, Water & Sewer Utility Revenue, Prerefunded, 6.875%, 9/1/2008	135,000	135,000
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, 5.75%, 5/1/2021 (b)	4,500,000	5,078,160
Daytona Beach, FL, Water & Sewer Revenue, Series 1978, ETM, 6.75%, 11/15/2007	310,000	319,911
Florida, Hurricane Catastrophe Fund, Finance Corp. Revenue, Series A, 5.0%, 7/1/2008	3,000,000	3,074,520
Gainesville, FL, Utilities Systems Revenue, ETM, 6.3%, 10/1/2006	50,000	50,113

Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series B, 5.125%, 10/1/2017 (b)	1,250,000	1,264,075
Orange County, FL, Health Facilities Authority Revenue, Advanced Health Systems, ETM, 8.75%, 10/1/2009	555,000	594,871
St. John’s County, FL, Industrial Development Authority Revenue, Series A, 5.5%, 3/1/2017 (b)	185,000	191,580

		10,708,230
Georgia 3.3%
Athens, GA, Water & Sewer Revenue, ETM, 6.2%, 7/1/2008	425,000	439,667
Barrow County, GA, School District, 5.0%, 2/1/2014	3,000,000	3,247,200
Columbus, GA, Water & Sewer Revenue, 5.25%, 5/1/2015 (b)	1,000,000	1,085,860
Forsyth County, GA, School District General Obligation, 6.0%, 2/1/2014	1,000,000	1,095,130
Fulton Dekalb, GA, Hospital Authority, Hospital Revenue Certificates, 5.25%, 1/1/2016 (b)	8,500,000	9,256,415
Georgia, State General Obligation, 6.75%, 9/1/2010	5,370,000	5,995,390
Savannah, GA, Economic Development Authority Revenue, College of Art & Design:
6.2%, 10/1/2009	1,070,000	1,104,925
Prerefunded, 6.5%, 10/1/2013	800,000	877,856

		23,102,443
Hawaii 1.6%
Hawaii, Housing & Community Development, Multi-Family Revenue, Sunset Villas:
5.7%, 7/20/2031	1,090,000	1,144,446
5.75%, 1/20/2036	2,395,000	2,516,977
Hawaii, State General Obligation, Series CI, 4.75%, 11/1/2008	7,050,000	7,220,892

		10,882,315
Illinois 6.9%
Belleville St. Clair County, IL, Single Family Mortgage Revenue, ETM, 7.25%, 11/1/2009	50,000	53,057
Chicago, IL, Core City General Obligation, Capital Appreciation Project, Series A, Step-up Coupon, 0% to 1/1/2011, 5.3% to 1/1/2016 (b)	1,100,000	969,683
Chicago, IL, Higher Education Revenue, City Colleges, Zero Coupon, 1/1/2014 (b)	11,570,000	8,622,542
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2011 (b)	5,000,000	4,105,850
Des Plaines, IL, Hospital Facility, Holy Family Hospital:
ETM, 7.0%, 1/1/2007	30,000	30,339
ETM, 7.0%, 1/1/2007 (b)	30,000	30,339
ETM, 7.0%, 1/1/2007 (b)	40,000	40,452
Du Page County, IL, Special Services Area No.11, 6.75%, 1/1/2014	740,000	787,789
Du Page County, IL, Special Services Area No.26, Bruce Lake Subdivision, General Obligation:
5.0%, 1/1/2013	65,000	66,537
5.15%, 1/1/2014	65,000	66,815
5.25%, 1/1/2007	45,000	45,166
5.25%, 1/1/2008	50,000	50,707
5.25%, 1/1/2009	50,000	51,147
5.25%, 1/1/2010	55,000	56,646
5.25%, 1/1/2016	150,000	153,950
5.375%, 1/1/2011	60,000	62,413
5.5%, 1/1/2012	35,000	36,768
5.5%, 1/1/2019	255,000	262,630
5.75%, 1/1/2022	300,000	307,644
Granite City, IL, Hospital Facilities Revenue, ETM, 7.0%, 1/1/2008	65,000	66,613
Illinois, Development Finance Authority, Section 8, Series A, 5.2%, 7/1/2008 (b)	15,000	15,109
Illinois, Educational Facilities Authority Revenues, Augustana College:
4.6%, 10/1/2008	135,000	136,389
Prerefunded, 5.0%, 10/1/2013	280,000	287,479
Illinois, Health Facilities Authority, Michael Reese Hospital & Medical Center, ETM, 6.75%, 12/1/2008	140,000	145,078
Illinois, Health Facilities Authority, Midwest Group Ltd., 5.375%, 11/15/2008	240,000	241,176
Illinois, Housing Development Authority, Multi-Family Program, Series 3, 6.05%, 9/1/2010	110,000	110,122
Illinois, Transportation/Tolls Revenue, State Toll Highway Authority, Series A, 5.5%, 1/1/2013 (b)	2,200,000	2,419,692
Palatine, IL, Tax Increment Revenue, Dundee Road Development Project, Tax Allocation, 5.0%, 1/1/2015 (b)	9,030,000	9,179,717

Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project:
Series A, 5.55%, 11/1/2006	30,000	30,057
Series A, 6.15%, 11/1/2022	1,385,000	1,415,110
Rosemont, IL, Core City General Obligation:
Series A, Zero Coupon, 12/1/2013 (b)	3,865,000	2,903,002
Series A, Zero Coupon, 12/1/2014 (b)	4,000,000	2,871,560
Silvas, IL, Mortgage Revenue:
Series A, 4.9%, 8/1/2011	715,000	749,148
Series A, 5.2%, 8/1/2017	1,285,000	1,345,511
University of Illinois, Higher Education Revenue, AuxiIiary Facilities System:
Series A, 5.5%, 4/1/2015 (b)	3,860,000	4,323,161
Series A, 5.5%, 4/1/2016 (b)	3,580,000	4,018,407
Woodridge, IL, Multi-Family Revenue, Hawthorn Ridge Housing, Series A, 5.65%, 12/20/2032	1,510,000	1,553,986

		47,611,791
Indiana 2.0%
Indiana, Health Facility Authority Revenue, Memorial Hospital, 5.125%, 2/15/2017	1,250,000	1,286,525
Indianapolis, IN, City Core General Obligation, Local Improvements, Series B, 6.0%, 1/10/2013	3,000,000	3,261,780
Indianapolis, IN, State Agency Revenue Lease, Local Improvements, Series D, 6.75%, 2/1/2014	8,000,000	9,174,560

		13,722,865
Iowa 0.3%
Iowa, Hospital & Healthcare Revenue, Finance Authority, 6.5%, 2/15/2007	2,000,000	2,022,680
Kansas 0.5%
Johnson County, KS, School District General Obligation, Unified School District No. 231, Series A, 5.25%, 10/1/2014 (b)	2,220,000	2,454,365
McPherson, KS, Electric Utility Revenue, Prerefunded, ETM, 5.9%, 3/1/2007	800,000	807,712

		3,262,077
Kentucky 0.3%
Kentucky, State Revenue Lease, State Property and Buildings Commission Revenue, Project No. 68, Prerefunded, 5.75%, 10/1/2012	2,000,000	2,162,260
Kentucky, Turnpike Authority, Recovery Road Revenue:
ETM, 6.125%, 7/1/2007	102,000	104,169
ETM, 6.625%, 7/1/2008	80,000	82,805

		2,349,234
Louisiana 1.5%
Iberia, LA, Single Family Mortgage Revenue, 7.375%, 1/1/2011	15,000	15,030
Louisiana, Sales & Special Tax Revenue, Regional Transportation Authority, Series A, 144A, 7.95%, 12/1/2013 (b)	2,815,000	3,480,550
Louisiana, State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM, 7.875%, 7/1/2009	155,000	165,439
New Orleans, LA, Home Mortgage Authority, Special Obligation, ETM, 6.25%, 1/15/2011	3,654,000	3,982,568
Orleans, LA, Sales & Special Tax Revenue, Levee District Improvement Project, 5.95%, 11/1/2014 (b)	1,270,000	1,303,668
Tensas Parish County, LA, General Obligation, Prerefunded, 7.0%, 9/1/2018	1,615,000	1,713,256

		10,660,511
Maryland 0.1%
Baltimore County, MD, Mortgage Revenue, Three Garden Village Project, Series A, 4.8%, 1/1/2013	450,000	462,240
Massachusetts 1.0%
Boston, MA, Deutsche Altenheim, Series A, 5.95%, 10/1/2018	465,000	502,381
Massachusetts, Bay Transportation Authority Revenue, Series A, 5.75%, 7/1/2015	85,000	91,123
Massachusetts, Bay Transportation Authority, Mass Revenue, Prerefunded, Series A, 5.75%, 7/1/2015	915,000	985,656
Massachusetts, Development Finance Agency, Human Services Provider, Seven Hills Foundation & Affiliates, 4.85%, 9/1/2013 (b)	310,000	318,110

Massachusetts, Industrial Finance Agency, Higher Education, Hampshire College Project, Prerefunded, 5.8%, 10/1/2017	1,655,000	1,723,600
Massachusetts, State General Obligation, Series D, 5.5%, 11/1/2015 (b)	1,000,000	1,127,360
Massachusetts, Water & Sewer Revenue, Pollution Control Revenue, Water Pollution Abatement Trust, Series A, 6.2%, 2/1/2010	10,000	10,021
Somerville, MA, Housing Authority Revenue, Clarendon Project, 4.6%, 11/20/2015	2,425,000	2,432,808

		7,191,059
Michigan 3.8%
Brighton, MI, School District General Obligation, Series II, Zero Coupon, 5/1/2016 (b)	5,000,000	3,375,200
Detroit, MI, Core City General Obligation:
Series B, 5.875%, 4/1/2013 (b)	2,410,000	2,615,163
Series B, 5.875%, 4/1/2014 (b)	2,555,000	2,772,507
Detroit, MI, State General Obligation, Series A-1, 5.375%, 4/1/2016 (b)	2,000,000	2,150,520
Hartland, MI, School District General Obligation, 5.375%, 5/1/2014	3,295,000	3,519,620
Michigan, Higher Education Facility Authority Revenue, Thomas M. Colley Law School, 5.35%, 5/1/2015, First of America Bank (a)	1,200,000	1,236,636
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority, Gratiot Community Hospital, 6.1%, 10/1/2007	130,000	132,418
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority, Mercy Mt. Clemens, Series A, 6.0%, 5/15/2014 (b)	3,000,000	3,191,880
Michigan, Water & Sewer Revenue, Municipal Bond Authority, 5.375%, 10/1/2016	6,670,000	7,243,887
Petoskey, MI, Hospital Finance Authority, ETM, 6.7%, 3/1/2007	110,000	111,634
Saginaw, MI, Hospital Finance Authority, Saint Luke Hospital, ETM, 7.5%, 11/1/2010	150,000	161,049

		26,510,514
Minnesota 0.3%
Minnesota, White Earth Band of Chippewa Indians Revenue, Series A, 144A, 7.0%, 12/1/2011 (b)	2,000,000	2,161,520
Rochester, MN, Saint Mary’s Hospital, ETM, 5.75%, 10/1/2007	130,000	131,356

		2,292,876
Mississippi 1.1%
Corinth & Alcorn Counties, MS, Hospital Revenue, Magnolia Regional Health Center Project, Series B, 5.125%, 10/1/2010	440,000	442,336
Lee County, MS, Hospital Systems Revenue, North Mississippi Medical Center Project, ETM, 6.8%, 10/1/2007	75,000	76,207
Lincoln County, MS, Hospital & Healthcare Revenue, Kings Daughters Hospital, Series B, 5.5%, 4/1/2018 (b)	1,345,000	1,398,235
Mississippi, Business Financial Corp., Mississippi Retirement Facilities Revenue, Wesley Manor, Series A, 5.45%, 5/20/2034	2,695,000	2,776,200
Rankin County, MS, School District General Obligation, 5.25%, 2/1/2015 (b)	2,845,000	3,123,583

		7,816,561
Missouri 1.2%
Bridgeton, MO, Industrial Development Authority, Facilities Revenue, Mizpath Assisted Living, Series A, 5.25%, 12/20/2019	150,000	158,081
Missouri, Development Financial Board, Recreation Facilities Revenue, YMCA, Greater St. Louis, Series A, 4.75%, 9/1/2007, Bank of America NA (a)	170,000	171,812
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	3,200,000	3,624,544
Missouri, Water & Sewer Revenue, State Revenue Revolving Funds Project, Series C, 5.375%, 7/1/2015	3,495,000	3,914,330
Springfield, MO, Law Enforcement Communication, Certificate of Participation, 5.5%, 6/1/2010	60,000	63,674
St. Louis, MO, Land Clearance Redevelopment Authority, Westminster Place Apartments, Series A, 5.95%, 7/1/2022	450,000	453,051

		8,385,492
Montana 0.0%
Missoula County, MT, Hospital Revenue, ETM, 7.125%, 6/1/2007 (b)	62,000	63,633
Nebraska 0.3%

Nebraska, Investment Finance Authority, Multi-Family Housing, Tara Hills Villa, 4.875%, 1/1/2008	420,000	425,275
Omaha, NE, School District General Obligation, Series A, 6.5%, 12/1/2013	1,500,000	1,763,580

		2,188,855
Nevada 0.0%
Nevada, Housing Division, Single Family Mortgage:
Series B-1, 4.95%, 4/1/2012	100,000	100,688
Series C-1, 5.45%, 4/1/2010	25,000	25,041
Nevada, Housing Division, Single Family Program, Series B-1, 6.2%, 10/1/2015	65,000	65,098

		190,827
New Hampshire 0.2%
Manchester, NH, Housing & Redevelopment Revenue Authority:
4.85%, 1/1/2007	130,000	130,408
4.9%, 1/1/2008	145,000	146,755
5.55%, 1/1/2018	185,000	191,667
New Hampshire, Senior Care Revenue, Higher Educational and Health Facilities Revenue, Catholic Charities, Series A, 5.75%, 8/1/2011	980,000	986,017

		1,454,847
New Jersey 4.9%
New Jersey, Economic Development Authority Revenue, Cigarette Tax:
5.0%, 6/15/2007	3,045,000	3,073,562
5.0%, 6/15/2013 (b)	5,000,000	5,361,050
5.375%, 6/15/2014	2,280,000	2,458,775
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series O, 5.0%, 3/1/2017	3,300,000	3,538,755
Series I, 5.25%, 9/1/2024	2,000,000	2,205,400
New Jersey, Sales & Special Tax Revenue, Transportation Trust Fund, Series B, 6.5%, 6/15/2011 (b)	140,000	157,154
New Jersey, State Transit Corp., Certificate of Participation, Federal Transit Administration Grants, Series A, 5.0%, 9/15/2016 (b)	7,000,000	7,539,700
New Jersey, State Transportation Trust Fund Authority, Transportation System:
Series A, 5.25%, 12/15/2014 (b)	2,790,000	3,072,487
Series B, Prerefunded, ETM, 6.5%, 6/15/2011 (b)	85,000	95,769
New Jersey, Transportation/Tolls Revenue, Federal Transportation Administration Grants:
Series B, 5.75%, 9/15/2013 (b)	2,760,000	2,984,940
Series B, 6.0%, 9/15/2015 (b)	500,000	545,410
New Jersey, Transportation/Tolls Revenue, State Highway Authority, Garden State Parkway, 5.5%, 1/1/2014 (b)	2,630,000	2,925,244
Secaucus, NJ, Municipal Utilities Authority, Sewer Revenue, ETM, 6.875%, 12/1/2008	25,000	25,828

		33,984,074
New Mexico 0.2%
Bernalillo County, NM, Multi-Family Revenue, Sunchase Apartments, Series A, 4.6%, 11/1/2025	1,130,000	1,131,684
New Mexico, Mortgage Finance Authority, Single-Family Mortgage Program:
Series F-3, 5.5%, 7/1/2017	55,000	56,586
Series F-3, 5.6%, 7/1/2028	130,000	133,161

		1,321,431
New York 11.2%
East Rochester, NY, Housing Authority Revenue, St. Johns Meadow, Series A, 5.125%, 8/1/2018	570,000	584,113
New York, Dormitory Authority, Lease Revenue, Court Facilities:
Series A, 5.25%, 5/15/2011	1,240,000	1,319,918
Series A, 5.75%, 5/15/2014	3,715,000	4,123,576
New York, Dormitory Authority, Lutheran Nursing Home:
5.125%, 2/1/2018 (b)	720,000	731,498
6.1%, 8/1/2041 (b)	1,000,000	1,118,000
New York, Dormitory Authority, St. Joseph’s Hospital, 5.25%, 7/1/2018 (b)	450,000	464,584
New York, Metropolitan Transportation Authority Revenue, Series A, 5.5%, 11/15/2014 (b)	5,000,000	5,612,850

New York, Sales & Special Tax Revenue, Thruway Authority, Series A, 5.5%, 3/15/2015	3,365,000	3,686,055
New York, State Dormitory Authority Revenue, State University Educational Facilities:
5.0%, 5/15/2010	250,000	257,735
Prerefunded, 5.0%, 5/15/2010	50,000	51,688
New York, State General Obligation Lease, Metropolitan Transportation Authority, Transit Facilities Revenue, Series O, ETM, 5.75%, 7/1/2007	1,975,000	2,012,466
New York, Tobacco Settlement Financing Corp., Series C-1, 5.5%, 6/1/2015	8,000,000	8,492,240
New York, Transportation/Tolls Revenue, Thruway Authority Service Contract, Local Highway and Bridge Project, 5.5%, 4/1/2011 (b)	2,500,000	2,682,725
New York, Triborough Bridge & Tunnel Authority Revenue:
Series A, 3.4% *, 1/1/2031 (b)	1,235,000	1,235,000
Series B-3, 3.41% *, 1/1/2032	1,000,000	1,000,000
New York, Triborough Bridge & Tunnel Authority, Convention Center Project, Series E, 7.25%, 1/1/2010	225,000	238,892
New York City, NY, Transitional Finance Authority, NYC Recovery, Series 3-E, 3.5% *, 11/1/2022	600,000	600,000
New York, NY, Core City General Obligation, Series B, 5.75%, 8/1/2015	5,000,000	5,496,550
New York, NY, General Obligation:
Series C-2, 3.4% *, 8/1/2020, Bayerische Landesbank (a)	2,325,000	2,325,000
Series J, 5.25%, 5/15/2015 (b)	4,000,000	4,379,880
Series A, 5.5%, 8/1/2014	10,000,000	10,969,700
Series G, Prerefunded, ETM, 6.75%, 2/1/2009	255,000	274,005
Series G, 6.75%, 2/1/2009	4,745,000	5,076,675
Series B, 7.25%, 8/15/2007	2,900,000	2,997,443
New York, NY, Industrial Development Agency, College of Aeronautics Project, 5.2%, 5/1/2009	205,000	210,582
New York, NY, State Agency General Obligation Lease, Tobacco Settlement Funding Corp, Series A-1, 5.5%, 6/1/2018	10,000,000	10,808,400
Oneida County, NY, Industrial Development Agency Revenue, Civic Facilities, 5.0%, 3/1/2014, Marine Midland Bank (a)	600,000	614,112
Onondaga County, NY, Industrial Development Agency Revenue, Civic Facilities Revenue, Lemoyne College Project, Series A, 5.0%, 3/1/2007	180,000	181,010

		77,544,697
North Carolina 0.2%
North Carolina, Electric Revenue, Municipal Power Agency, Series F, 5.5%, 1/1/2016	1,000,000	1,071,860
Wake County, NC, Hospital Revenue, ETM, 6.25%, 1/1/2008	90,000	91,634

		1,163,494
North Dakota 0.2%
Fargo, ND, Health Systems Revenue, Series A, 5.6%, 6/1/2013 (b)	1,250,000	1,290,237
Ohio 2.8%
Columbus, OH, General Obligation, Series 1, 5.0%, 7/1/2014	9,905,000	10,769,706
Franklin County, OH, Hospital & Healthcare Revenue, Ohio Presbyterian Services:
5.15%, 7/1/2007	1,000,000	1,007,680
5.4%, 7/1/2010	750,000	770,820
Ohio, Capital Housing Corp. Mortgage, Georgetown Section 8, Series A, 6.625%, 7/1/2022	745,000	746,170
Ohio, Higher Education Revenue, University of Findlay Project, 5.75%, 9/1/2007	375,000	378,750
Ohio, Industrial Development Revenue, Building Authority, Adult Correction Facilities, Series A, 5.5%, 10/1/2013 (b)	1,140,000	1,233,434
Ohio, Water & Sewer Revenue, Water Development Authority, Pure Water Improvement Project, Series B, 5.5%, 6/1/2015 (b)	2,280,000	2,572,433
Ohio, Water Development Authority, Pollution Control Facilities Revenue, Republic Steel Project, ETM, 6.375%, 6/1/2007	20,000	20,421
Sandusky County, OH, Health Care Facilities Revenue, Bethany Place Retirement Center Project, 5.15%, 7/1/2009	35,000	35,305
Stark County, OH, Health Care Facility, Rose Land, Inc. Project:
5.3%, 7/20/2018	850,000	891,497
5.35%, 7/20/2023	940,000	984,641

		19,410,857
Oklahoma 0.3%

Grand River, OK, Dam Authority Revenue, ETM, 6.25%, 11/1/2008	220,000	222,983
Oklahoma, Housing Finance Agency, Multi-Family Housing, Northpark & Meadowlane Project, 5.1%, 12/1/2007	205,000	207,567
Oklahoma, Ordinance Works Authority, Ralston Purina Project, 6.3%, 9/1/2015	1,500,000	1,533,075

		1,963,625
Oregon 1.7%
Oregon, Department Transportation Highway, User Tax Revenue, Series A, 5.25%, 11/15/2015	3,000,000	3,299,580
Oregon, Sales & Special Tax Revenue, Department Administrative Services, Lottery Revenue, Series B, 5.75%, 4/1/2013 (b)	4,000,000	4,247,200
Washington & Clackamas Counties, OR, School District General Obligation, 5.375%, 6/15/2017 (b)	4,000,000	4,360,160

		11,906,940
Pennsylvania 4.8%
Allegheny County, PA, Airport Revenue, San Authority, 5.375%, 12/1/2015 (b)	3,370,000	3,649,946
Allegheny County, PA, Residential Finance Authority, Single Family Mortgage, Series CC-2, 5.2%, 5/1/2017	105,000	108,867
Beaver County, PA, Industrial Development Authority, Health Care Revenue, Providence Project, Series C, 4.85%, 5/20/2010	1,030,000	1,045,254
Berks County, PA, Redevelopment Authority, Multi-Family Revenue, Woodgate Associate Project, Series A, 5.15%, 1/1/2019	1,610,000	1,626,728
Chester County, PA, Health & Education Facility, Immaculata College:
5.0%, 10/15/2006	265,000	265,027
5.0%, 10/15/2007	310,000	310,019
5.1%, 10/15/2008	120,000	120,014
5.125%, 10/15/2009	230,000	230,021
5.3%, 10/15/2011	280,000	280,022
Delaware County, PA, County General Obligation, 5.125%, 10/1/2014	4,200,000	4,371,528
Delaware County, PA, Housing Authority, Dunwood Village Project, 6.125%, 4/1/2020	100,000	105,284
Erie, PA, Higher Education Building Authority, Gannon University Project, Series E, 5.2%, 7/15/2016	800,000	812,688
Erie, PA, Higher Education Building Authority, Mercyhurst College Project:
5.75%, 3/15/2012	110,000	111,428
5.85%, 3/15/2017	325,000	328,855
Fayette County, PA, Hospital Authority, Uniontown Hospital, 5.45%, 6/15/2007 (b)	340,000	344,876
Lancaster, PA, Sewer Authority Revenue, ETM, 6.0%, 4/1/2012	60,000	63,484
Pennsylvania, Delaware River Junction Toll Bridge, Commonwealth of Pennsylvania Bridge Revenue, 5.25%, 7/1/2013	1,000,000	1,086,800
Pennsylvania, Delaware River Port Authority, ETM, 6.5%, 1/15/2011	80,000	85,353
Pennsylvania, Higher Education Revenue, Higher Educational Facilities Authority, Ursinus College Project, 5.5%, 1/1/2007	265,000	266,696
Pennsylvania, Higher Educational Facilities Authority, College & University Revenue, University of the Arts, 5.5%, 3/15/2013 (b)	800,000	841,296
Pennsylvania, Higher Educational Facility Authority, Health Services Revenue, Allegheny Delaware Valley Obligation:
Series A, 5.4%, 11/15/2007 (b)	350,000	356,968
Series C, 5.875%, 11/15/2018 (b)	1,450,000	1,485,162
Pennsylvania, Higher Educational Facility, Gwynedd Mercy College, 5.0%, 11/1/2008	335,000	336,149
Pennsylvania, State General Obligation, Series First, 6.0%, 1/15/2013	5,500,000	5,966,895
Philadelphia, PA, Hospital & Higher Education Authority, Health System, Series A, 5.375%, 1/1/2028	2,645,000	2,743,553
Philadelphia, PA, Industrial Development Authority, Elmira Jefferies Memorial Home, Series A, 4.75%, 2/1/2008	100,000	100,682
Philadelphia, PA, Industrial Development Authority, Jeanes Physicians’ Office, Series A, 9.375%, 7/1/2010	315,000	315,406
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, 5.45%, 2/1/2023	670,000	681,028
Philadelphia, PA, School District General Obligation:
Series C, 5.75%, 3/1/2011 (b)	500,000	535,310
Series C, 5.875%, 3/1/2013 (b)	1,000,000	1,074,700
Scranton and Lackawanna, PA, Hospital & Healthcare Revenue, Health and Welfare Authority, Community Medical Center Project, 5.5%, 7/1/2008 (b)	2,725,000	2,815,661

Scranton-Lackawanna Counties, PA, University of Scranton Project, 5.15%, 11/1/2011 (b)	250,000	254,183
Williamsport, PA, Multi-Family Housing Authority, Series A, 5.25%, 1/1/2015 (b)	885,000	910,054

		33,629,937
Puerto Rico 1.0%
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2015	1,470,000	1,570,666
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue, Series BB, 5.25%, 7/1/2018 (b)	5,000,000	5,601,900

		7,172,566
South Carolina 1.6%
Columbia, SC, Waterworks & Sewer Systems Revenue, ETM, 7.75%, 1/1/2011	2,680,000	2,913,374
South Carolina, Water & Sewer Revenue, Grand Strand Water and Sewer Authority:
5.375%, 6/1/2015 (b)	3,705,000	4,016,776
5.375%, 6/1/2016 (b)	3,900,000	4,219,800

		11,149,950
Tennessee 2.8%
Greeneville, TN, Health & Education Facility Board, Southern Advent Hospital, ETM, 8.7%, 10/1/2009	190,000	204,164
Johnson City, TN, Hospital & Healthcare Revenue, Medical Center Hospital, ETM, 5.5%, 7/1/2013 (b)	3,305,000	3,643,300
Memphis and Shelby Counties, TN, Sports, Expo & Entertainment Revenue, Sports Authority Memphis Arena Project, Series A, 5.5%, 11/1/2015 (b)	3,545,000	3,879,861
Memphis, TN, Health, Education & Housing Facility Board, Multi-Family Housing, Hickory Pointe Apartments Project, Series A, 5.4%, 7/1/2010 (b)	465,000	476,955
Nashville & Davidson Counties, TN, Health & Education Facilities Board, Home, Inc. Project, Series A, Prerefunded, 9.0%, 10/1/2022	170,000	186,934
Nashville & Davidson Counties, TN, Health & Education Facilities Board, Modal Health, 5.5%, 5/1/2023 (b)	530,000	550,527
Nashville & Davidson Counties, TN, Health & Education Facilities Board, Open Arms Care Corp., 5.1%, 8/1/2016 (b)	1,000,000	1,016,610
Nashville & Davidson Counties, TN, Multi-Family Housing, Welch Bend Apartments, Series A, 5.5%, 1/1/2027	1,600,000	1,607,520
Nashville & Davidson Counties, TN, Water & Sewer Revenue, Series B, 5.25%, 1/1/2013 (b)	3,310,000	3,607,867
Shelby County, TN, Health Educational & Housing Facility Board, Methodist Health Systems, 5.2%, 8/1/2013 (b)	1,125,000	1,160,235
Shelby County, TN, Public Improvements, General Obligation, Series B, 5.25%, 11/1/2006	10,000	10,028
Tennessee, Energy Acquisition Corp., Gas Revenue, Series A, 5.0%, 9/1/2016	2,700,000	2,905,065

		19,249,066
Texas 13.3%
Austin, TX, Electric Revenue, Zero Coupon, 11/15/2009 (b)	5,775,000	5,126,583
Bexar County, TX, Housing Finance Corp., Multi-Family Housing Revenue, American Opportunity Housing, Series A, 5.8%, 1/1/2031 (b)	200,000	209,828
Brownsville, TX, Electric Revenue, 6.25%, 9/1/2014 (b)	6,500,000	7,271,030
Bryan, TX, Higher Education Authority, Educational Facilities Revenue, Allen Academy Project:
Series A, ETM, 144A, 6.5%, 12/1/2006	35,000	35,230
Series A, Prerefunded, 144A, 7.3%, 12/1/2016	1,315,000	1,351,938
Del Rio, TX, General Obligation:
5.55%, 4/1/2011 (b)	45,000	46,362
5.65%, 4/1/2013 (b)	95,000	98,020
5.75%, 4/1/2016 (b)	45,000	46,499
5.75%, 4/1/2017 (b)	185,000	191,162
6.5%, 4/1/2010 (b)	95,000	99,237
7.5%, 4/1/2008 (b)	95,000	100,100
7.5%, 4/1/2009 (b)	145,000	153,657
Denison, TX, Hospital & Healthcare Revenue, Texoma Medical Center, Inc. Project, 6.125%, 8/15/2012	1,000,000	1,030,090
Denison, TX, Hospital Authority, Texoma Medical Center, ETM, 7.125%, 7/1/2008	35,000	36,430
Grand Prairie, TX, Metropolitan Utilities, Water & Sewer Revenue, 6.5%, 4/1/2012 (b)	1,000,000	1,012,440
Houston, TX, Sewer Systems Revenue, ETM, 6.375%, 10/1/2008	175,000	179,386

Houston, TX, Water & Sewer Revenue:
Series A, 5.5%, 12/1/2015 (b)	8,250,000	8,920,312
Series B, Prerefunded, 5.75%, 12/1/2016 (b)	1,000,000	1,113,280
Houston, TX, Water & Sewer Revenue, Water Conveyance Systems Contract, Series J, 6.25%, 12/15/2013 (b)	2,500,000	2,875,775
Jefferson County, TX, Health Facilities Development Corp., Baptist Hospitals, 5.2%, 8/15/2021 (b)	375,000	392,910
Lewisville, TX, Combination Contract Revenue, General Obligation, 144A, 5.625%, 9/1/2017 (b)	3,545,000	3,749,830
North East, TX, School District, General Obligation, 6.0%, 2/1/2015	4,575,000	4,928,693
Northeast, TX, Hospital Authority Revenue, ETM, 8.0%, 7/1/2008	195,000	204,949
Northern, TX, Health Facilities Development Corp., United Regional Health Care Systems Project, 5.0%, 9/1/2014 (b)	5,750,000	5,869,600
Northside, TX, Independent School District, General Obligation, 5.0%, 2/15/2015	2,160,000	2,320,337
Odessa, TX, Housing Finance Corp., Single Family Mortgage, Series A, 8.45%, 11/1/2011	110,980	111,373
Plano, TX, Independent School District:
5.25%, 2/15/2014	1,570,000	1,666,963
Prerefunded, 5.25%, 2/15/2014	3,055,000	3,258,157
Robstown, TX, Electric Light & Power Revenue, 6.0%, 12/1/2006	100,000	100,490
San Antonio, TX, General Improvement, Series 2006, 5.5%, 8/1/2014 (b)	3,000,000	3,350,550
Tarrant County, TX, Health Facility, South Central Nursing, Series A, 6.0%, 1/1/2037 (b)	115,000	122,600
Tarrant County, TX, Housing Finance Corp., Multi-Family Housing, Summit Project, Series A, 5.08%, 9/1/2027	1,510,000	1,517,490
Texarkana, TX, Housing Finance Corp., Summerhill, Series A, 144A, 5.55%, 1/20/2007	15,000	15,046
Texas, Department Housing & Community Affairs, Single Family Revenue, Series E, 6.0%, 9/1/2017 (b)	595,000	606,900
Texas, Lower Colorado River Authority Revenue, Series A, 5.875%, 5/15/2014 (b)	2,500,000	2,662,575
Texas, Municipal Power Agency Revenue:
Prerefunded, ETM, Zero Coupon, 9/1/2007 (b)	597,000	576,206
ETM, Zero Coupon, 9/1/2007 (b)	7,788,000	7,515,732
Zero Coupon, 9/1/2014 (b)	40,000	29,154
ETM, Zero Coupon, 9/1/2014 (b)	1,760,000	1,275,754
Texas, Water & Sewer Revenue, 5.375%, 3/1/2015 (b)	3,710,000	4,044,865
Texas, Water & Sewer Revenue, State Revenue Revolving Funds Project:
Series A, 5.625%, 7/15/2013	2,290,000	2,444,575
Series A, 5.75%, 7/15/2013	3,000,000	3,192,180
Series B, 5.75%, 7/15/2014	3,555,000	3,782,733
Travis County, TX, Hospital & Healthcare Revenue, Ascension Health Credit:
Series A, 5.75%, 11/15/2007 (b)	2,000,000	2,048,620
Series A, 5.75%, 11/15/2010 (b)	1,000,000	1,068,000
Series A, 6.25%, 11/15/2013 (b)	5,000,000	5,441,250
Waxahachie, TX, Independent School District, Prerefunded, ETM, Zero Coupon, 8/15/2009	150,000	134,519
Waxahachie, TX, School District General Obligation, Independent School District, Zero Coupon, 8/15/2009	250,000	224,002

		92,553,412
Utah 0.2%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014 (b)	800,000	831,760
Provo City, UT, Housing Authority, Multi-Family Housing, Lookout Pointe Apartments, 6.0%, 7/20/2008	125,000	127,102
Utah, Housing Finance Agency, Single Family Mortgage, Series F-1, Class I, 5.5%, 7/1/2016	50,000	50,655
Utah, Housing Finance Agency, Sub-Single Family Mortgage, Series F-1, 5.85%, 7/1/2007 (b)	5,000	5,026

		1,014,543
Vermont 0.1%
Vermont, Education & Health Building Finance Authority, Norwich University Project:
5.0%, 7/1/2007	310,000	313,326
5.75%, 7/1/2013	525,000	548,546

		861,872
Virgin Islands 0.3%
Virgin Islands, Electric Revenue, Water and Power Authority, 5.25%, 7/1/2009	2,000,000	2,050,320

Virginia 0.4%
Newport News, VA, Industrial Development Authority, Mennowood Communities, Series A, 7.25%, 8/1/2016	725,000	748,280
Richmond, VA, Metro Expressway Authority, ETM, 7.0%, 10/15/2013 (b)	1,735,000	1,911,831

		2,660,111
Washington 2.2%
Douglas County, WA, School District General Obligation, School District No. 206, Eastmont, 5.75%, 12/1/2013 (b)	2,000,000	2,176,240
King and Snohomish Counties, WA, County General Obligation, 5.75%, 12/1/2015 (b)	8,000,000	8,870,320
Quinault Indian Nation, WA, Entertainment Revenue, Quinault Beach, Series A, 5.8%, 12/1/2015 (b)	300,000	312,816
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 2:
Series A, 5.8%, 7/1/2007	2,120,000	2,158,436
Series A, 6.3%, 7/1/2012	1,000,000	1,133,660
Washington, Health Care, Nursing Home Revenue, Grays Harbor Community Hospital, 5.85%, 7/1/2012 (b)	725,000	780,158

		15,431,630
West Virginia 0.7%
Beckley, WV, Nursing Facility, Berkley Healthcare Corp. Project:
5.55%, 9/1/2008, Fleet Bank (a)	190,000	193,954
5.7%, 9/1/2009, Fleet Bank (a)	150,000	153,118
Harrison County, WV, Collateralized Mortgage Obligation, Series B, Zero Coupon, 10/20/2010 (b)	1,283,224	934,996
West Virginia, Transportation/Tolls Revenue, 5.25%, 5/15/2015 (b)	2,940,000	3,254,433

		4,536,501
Wisconsin 2.5%
Oshkosh, WI, Hospital Facility, Mercy Medical Center, Prerefunded, 7.375%, 7/1/2009	15,000	15,408
Shell Lake, WI, Nursing Home Revenue, Terraceview Living, 5.3%, 9/20/2018	965,000	965,753
Wisconsin, Health & Educational Facilities, Revenue Authority, 6.0%, 5/15/2016 (b)	1,000,000	1,027,410
Wisconsin, Health & Educational Facilities, Sister Sorrowful Mothers, Series A, 5.3%, 8/15/2009 (b)	890,000	913,976
Wisconsin, Health & Educational Facilities, Viterbo College, Inc. Project, Series A:
5.75%, 2/1/2012, US Bank NA (a)	340,000	341,918
6.0%, 2/1/2017, US Bank NA (a)	405,000	407,321
Wisconsin, Hospital & Healthcare Revenue, Mercy Health System Corp., 6.25%, 8/15/2007 (b)	1,000,000	1,024,410
Wisconsin, State General Obligation:
Series C, 5.25%, 5/1/2016 (b)	7,705,000	8,303,987
Series D, Prerefunded, 5.75%, 5/1/2015	4,000,000	4,363,480

		17,363,663
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $660,149,198)	98.8	686,471,006
Other Assets and Liabilities, Net	1.2	8,596,981

Net Assets	100.0	695,067,987

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2006.

(a)		Security incorporates a letter of credit from a major bank.
(b)		Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
American Capital Access (ACA)	1.2
Ambac Financial Group	13.5
College Construction Loan Insurance Association	0.1
Financial Guaranty Insurance Company	10.9
Financial Security Assurance, Inc.	12.8
MBIA Corp.	14.4
Radian Asset Assurance	1.1

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Intermediate Tax/AMT Free Fund, a series of DWS Tax Free Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Intermediate Tax/AMT Free Fund, a series of DWS Tax Free Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	October 23, 2006